Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Cash Flows(Parenthetical) [Abstract]
Equity method investment, dividends	$ 55	$ 55	$ 48